Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	92.00%
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.60%
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.40%)